APPROVAL OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
APPROVAL OF THE FINANCIAL STATEMENTS [abstract]
Disclosure of approval of the financial statements	41. APPROVAL OF THE FINANCIAL STATEMENTS The consolidated financial statements were approved and authorized for issue by the Board of Directors on March 25, 2021